Allowance for Loan and Lease Losses - Summary of Aging Analysis of Recorded Investment for Delinquent Loans by Portfolio and Segment (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	$ 912,257	$ 864,022	$ 766,723
Recorded investment, Non-accrual	4,038	3,562	3,807
Recorded investment, Total	917,521	869,119	772,861
Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	880	1,452	2,188
Recorded investment, Non-accrual	511	209	209
Financing Receivables, 60 to 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	345	50	143
Recorded investment, Non-accrual	458	57	57
Financing Receivables, Past Due Greater Than 90 Days or More and Still Accruing
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	1	33
Recorded investment, Non-accrual	840	427	427
Commercial and Industrial Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	147,256	132,775	115,905
Recorded investment, Non-accrual	2,410	1,927	1,638
Recorded investment, Total	149,988	135,040	117,762
Commercial and Industrial Loans | Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	321	302	76
Commercial and Industrial Loans | Financing Receivables, 60 to 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due		3	143
Commercial and Industrial Loans | Financing Receivables, Past Due Greater Than 90 Days or More and Still Accruing
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	1	33
Real Estate | 1-4 Single Family Residential Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	236,481	230,738	204,542
Recorded investment, Non-accrual	1,357	1,135	1,296
Recorded investment, Total	238,606	232,510	206,641
Real Estate | 1-4 Single Family Residential Loans | Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	423	637	803
Real Estate | 1-4 Single Family Residential Loans | Financing Receivables, 60 to 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	345
Real Estate | Construction, Land and Development Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	152,523	139,470	113,312
Recorded investment, Non-accrual	24
Recorded investment, Total	152,558	139,470	113,316
Real Estate | Construction, Land and Development Loans | Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	11		4
Real Estate | Commercial Real Estate Loans (Including Multifamily)
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	305,258	284,869	250,019
Recorded investment, Non-accrual	147	447	778
Recorded investment, Total	305,405	285,731	251,870
Real Estate | Commercial Real Estate Loans (Including Multifamily) | Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due		415	1,073
Consumer Loans and Leases
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	19,363	22,538	26,349
Recorded investment, Non-accrual	100	53	95
Recorded investment, Total	19,588	22,736	26,676
Consumer Loans and Leases | Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	125	98	232
Consumer Loans and Leases | Financing Receivables, 60 to 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due		47
Municipal and Other Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	51,376	53,632	56,596
Recorded investment, Total	$ 51,376	$ 53,632	$ 56,596